Intangible Assets - Cost and Accumulated Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 106,542	$ 64,781
Less: accumulated amortization	(30,371)	(18,164)
Total	76,171	46,617
Amortization of intangible assets	12,800	5,800
Renewal rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 17,557	17,112
Renewal rights | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 76,865	42,595
Internally developed software | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years 1 month 6 days
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 5,004	2,009
Trade names and trademarks | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	19 years 8 months 12 days
Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 7,116	$ 3,065
Other | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	12 years 7 months 6 days